Consolidated Statements Of Financial Position		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
ASSETS [Abstract]
Cash and cash equivalents		₩ 6,747,894,000,000	$ 6,063,343,000	₩ 6,908,286,000,000
Financial assets at fair value through profit or loss in accordance with IFRS 9	[1]	6,126,316,000,000	5,504,822,000	0
Financial assets at fair value through profit or loss in accordance with IAS 39	[1]	0	0	5,843,077,000,000
Financial assets at fair value through other comprehensive income	[1]	18,063,423,000,000	16,230,949,000	0
Fair value	[1]	0	0	15,352,950,000,000
Securities at amortized cost	[1]	22,932,559,000,000	20,606,127,000	0
Held-to-maturity financial assets	[1]	0	0	16,749,296,000,000
Loans and other financial assets at amortized cost	[1]	282,457,578,000,000	253,803,197,000	0
Loans and receivables	[1]	0	0	267,106,204,000,000
Investments in joint ventures and associates		361,766,000,000	325,066,000	417,051,000,000
Investment properties		378,196,000,000	339,829,000	371,301,000,000
Premises and equipments		2,450,492,000,000	2,201,898,000	2,477,545,000,000
Intangible assets and goodwill		597,520,000,000	536,904,000	518,599,000,000
Assets held for sale		17,912,000,000	16,095,000	48,624,000,000
Current income tax assets		20,730,000,000	18,627,000	4,722,000,000
Deferred income tax assets		59,641,000,000	53,590,000	280,130,000,000
Derivative financial assets		35,503,000,000	31,901,000	59,272,000,000
Other assets		197,653,000,000	177,602,000	158,404,000,000
Total assets		340,447,183,000,000	305,909,950,000	316,295,461,000,000
LIABILITIES [Abstract]
Financial liabilities at fair value through profit or loss in accordance with IFRS 9	[1]	2,282,686,000,000	2,051,115,000	0
Financial liabilities at fair value through profit or loss in accordance with IAS 39	[1]	0	0	3,427,909,000,000
Deposits due to customers		248,690,939,000,000	223,462,071,000	234,695,084,000,000
Borrowings		16,202,986,000,000	14,559,247,000	14,784,706,000,000
Debentures		28,735,862,000,000	25,820,704,000	27,869,651,000,000
Provisions		391,313,000,000	351,616,000	410,470,000,000
Net Defined benefit liabilities		173,109,000,000	155,548,000	43,264,000,000
Current income tax liabilities		159,078,000,000	142,940,000	232,600,000,000
Deferred income tax liabilities		18,156,000,000	16,314,000	22,681,000,000
Derivative financial liabilities		51,408,000,000	46,193,000	67,754,000,000
Other financial liabilities		21,442,524,000,000	19,267,251,000	13,892,461,000,000
Other liabilities		346,078,000,000	310,969,000	283,981,000,000
Total liabilities		318,494,139,000,000	286,183,968,000	295,730,561,000,000
EQUITY [Abstract]
Owner's equity		21,739,931,000,000	19,534,488,000	20,365,892,000,000
Capital stock		3,381,392,000,000	3,038,361,000	3,381,392,000,000
Hybrid securities		3,161,963,000,000	2,841,192,000	3,017,888,000,000
Capital surplus		285,889,000,000	256,887,000	285,880,000,000
Other equity		(2,213,970,000,000)	(1,989,370,000)	(1,939,274,000,000)
Retained earnings		17,124,657,000,000	15,387,418,000	15,620,006,000,000
Non-controlling interests		213,113,000,000	191,494,000	199,008,000,000
Total equity		21,953,044,000,000	19,725,982,000	20,564,900,000,000
Total liabilities and equity		₩ 340,447,183,000,000	$ 305,909,950,000	₩ 316,295,461,000,000

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.